Provision for lawsuits and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Lawsuits And Administrative Proceedings
Schedule of Provision for judicial and administrative proceedings

	2022	2021

Tax risks	15,747	17,081
Civil risks	2,096	980
Labor risks	104	21
Total	17,947	18,082

Changes to provision for lawsuits and administrative proceedings are as follows

	2022
	Tax	Civil	Labor

Balance at beginning of the year	17,081	980	21
Additions	-	1,942	100
Payments / Reversals	(2,341)	(857)	(18)
Effect of changes in exchange rates (OCI)	1,007	31	1
Balance at end of the year	15,747	2,096	104

	2021
	Tax	Civil	Labor

Balance at beginning of the year	15,995	470	4
Additions	2,240	2,204	18
Payments / Reversals	-	(1,644)	-
Effect of changes in exchange rates (OCI)	(1,154)	(50)	(1)
Balance at end of the year	17,081	980	21

	2020
	Tax	Civil	Labor

Balance at beginning of the year	20,631	300	21
Additions	-	1,472	2
Payments / Reversals	-	(1,234)	(13)
Effect of changes in exchange rates (OCI)	(4,636)	(68)	(6)
Balance at end of the year	15,995	470	4